Variable Interest Entity (“VIE”)	6 Months Ended
Jun. 30, 2022
Variable interest entity (VIE) [Abstract]
Variable interest entity ("VIE")

Note 3 — Variable interest entity (“VIE”)

WiMi WFOE entered into contractual arrangements with Beijing WiMi on November 6, 2018. The agreements were terminated on December 18, 2020, and WiMi WFOE entered into another contractual arrangements with Beijing WiMi on the same day, under which WiMi WFOE maintains effective control of Beijing WiMi. The significant terms of these contractual arrangements are summarized in “Note 1 Nature of business and organization” above. As a result, the Company classifies Beijing WiMi as VIE which should be consolidated based on the structure as described in Note 1.

Shenzhen Weiyixin entered into contractual arrangements with Shenzhen Yitian on December 24, 2020. The significant terms of these contractual arrangements are summarized in “Note 1 Nature of business and organization” above. As a result, the Company classifies Shenzhen Yitian as VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE.

i) Beijing WiMi

WiMi WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Beijing WiMi because it has both of the following characteristics:

(1) The power to direct activities at Beijing WiMi that most significantly impact such entity’s economic performance, and

(2) The right to receive benefits from Beijing WiMi that could potentially be significant to such entity.

Pursuant to the contractual arrangements, Beijing WiMi pays service fees equal to all of its net income to WiMi WFOE. The contractual arrangements are designed so that Beijing WiMi operate for the benefit of WiMi WFOE and ultimately, the Company.

Accordingly, the accounts of Beijing WiMi are consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s financial statements. Under the VIE Arrangements, the Company has the power to direct activities of Beijing WiMi and can have assets transferred out of Beijing WiMi. Therefore, the Company considers that there is no asset in Beijing WiMi that can be used only to settle obligations of Beijing WiMi, except for registered capital and PRC statutory reserves, if any. As Beijing WiMi is incorporated as limited liability company under the Company Law of the PRC, creditors of the Beijing WiMi do not have recourse to the general credit of the Company for any of the liabilities of Beijing WiMi.

ii) Shenzhen Yitian (terminated April 1, 2022)

Shenzhen Weiyixin is deemed to have a controlling financial interest and be the primary beneficiary of Shenzhen Yitian because it has both of the following characteristics:

(1) The power to direct activities at Shenzhen Yitian that most significantly impact such entity’s economic performance, and

(2) The right to receive benefits from Shenzhen Yitian that could potentially be significant to such entity.

Pursuant to the contractual arrangements, Shenzhen Yitian pays service fees equal to all of its net income to Shenzhen Weiyixin. The contractual arrangements are designed so that Shenzhen Yitian operate for the benefit of Shenzhen Weiyixin and ultimately, the Company.

Accordingly, the accounts of Shenzhen Yitian were consolidated in the accompanying financial statements as subsidiary of Beijing WiMi up to December 24, 2020 and as VIE of Shenzhen Weiyixin from December 24, 2020 forward. Under the VIE Arrangements, the Company has the power to direct activities of Shenzhen Yitian and can have assets transferred out of Shenzhen Yitian. Therefore, the Company considers that there is no asset in Shenzhen Yitian that can be used only to settle obligations of Shenzhen Yitian, except for registered capital and PRC statutory reserves, if any. As Shenzhen Yitian is incorporated as limited liability company under the Company Law of the PRC, creditors of the Shenzhen Yitian do not have recourse to the general credit of the Company for any of the liabilities of Shenzhen Yitian.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Current assets	82,728,636	39,001,150	5,811,179
Property and equipment, net	24,385,762	23,767,354	3,541,341
Other noncurrent assets	493,404,511	626,399,553	93,333,664
Total assets	600,518,909	689,168,057	102,686,184
Total liabilities	(614,667,803)	(610,892,197)	(91,023,064)
Net assets	(14,148,894)	78,275,860	11,663,120

	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Current liabilities:
Accounts payable	15,072,302	19,852,132	2,957,972
Deferred revenues	9,713,168	7,685,676	1,145,167
Other payables and accrued liabilities	9,240,553	10,040,969	1,496,106
Other payables – related parties	12,725,539	-	-
Current portion of shareholder loans	20,000,000	3,853,724	574,206
Operating lease liabilities	108,556	26,853	4,001
Taxes payable	5,858,717	5,342,616	796,051
Intercompany payable*	474,812,478	549,490,226	81,874,158
Total current liabilities	547,531,313	596,292,196	88,847,661
Non-current shareholder loan	67,136,490	14,600,000	2,175,403
Total liabilities	614,667,803	610,892,196	91,023,064

*	Intercompany balances will be eliminated upon consolidation.

The summarized operating results of the VIE’s are as follows:

	For the six months ended June 30, 2021	For the six months ended June 30, 2022	For the six months ended June 30, 2022
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Operating revenues	123,939,836	26,624,433	3,967,046
Gross profit	24,417,262	13,923,800	2,074,649
Income from operations	1,330,677	5,237,687	780,416
Net income	154,867	1,931,944	287,860

The summarized statements of cash flow of the VIE’s are as follows:

	For the six months ended June 30, 2021	For the six months ended June 30, 2022	For the six months ended June 30, 2022
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Net cash provided by operating activities	31,877,089	57,426,128	8,556,505
Net cash used in investing activities	(40,313,501)	(28,795,961)	(4,290,604)
Net cash used in financing activities	(3,188,573)	(68,682,766)	(10,233,746)
Effect of exchange rate on cash and cash equivalents	(22,466)	50,613	7,541
Net decrease in cash and cash equivalents	(11,647,451)	(40,001,983)	(5,960,304)
Cash and cash equivalents, beginning of period	59,249,721	56,408,415	8,404,865
Cash, cash equivalents and restricted cash, end of period	47,602,270	16,406,429	2,444,562

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:

	For the six months ended June 30
	2021	2022	2022
	RMB (Unaudited)	RMB (Unaudited)	USD (Unaudited)
Cash and cash equivalents	47,602,270	15,963,869	2,378,620
Restricted cash	-	442,560	65,942
Total cash, cash equivalents and restricted cash	47,602,270	16,406,429	2,444,562